Repurchase of shares	12 Months Ended
Dec. 31, 2021
Share Repurchase Program [Abstract]
Repurchase of shares
20	Repurchase of shares

The board of directors of the Company authorized certain share repurchase programs in November 2018 (the “2018 Share Repurchase Program”), January 2020 (the “January 2020 Share Repurchase Program”), December 2020 (the “December 2020 Share Repurchase Program”) and December 2021 (the “December 2021 Share Repurchase Program”), respectively, as detailed in the below table.

Repurchase program	Maximum value of ordinary shares or ADSs of the Company to repurchase	Effective period
2018 Share Repurchase Program	10,000	Period from November 28, 2018 to November 27, 2019
January 2020 Share Repurchase Program	10,000	Period from December 30, 2019 to December 29, 2020
December 2020 Share Repurchase Program	25,000	Period from December 30, 2020 to December 31, 2021
December 2021 Share Repurchase Program	20,000	Year ending December 31, 2022

The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as the Company deems appropriate.

The following table is a summary of the shares repurchased by the Company during 2019, 2020 and 2021 under the repurchase programs. All shares were purchased through publicly purchasing from the open market.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS
2018 Share Repurchase Program
- For the year ended December 31, 2019	1,301,912	3.3857
January 2020 Share Repurchase Program
- For the year ended December 31, 2020	768,079	7.0892
December 2020 Share Repurchase Program
- For the year ended December 31, 2020	27,599	8.3686
- For the year ended December 31, 2021	1,209,920	8.8324